Commitments and Contingencies - Additional Information (Details)	Apr. 29, 2024 Aircraft	Apr. 16, 2024 Aircraft	Mar. 27, 2024	Dec. 22, 2023 Aircraft	Nov. 20, 2023 Aircraft	Oct. 10, 2023 Aircraft	Oct. 09, 2023	Sep. 08, 2023 Aircraft	Aug. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	Jun. 01, 2023	May 22, 2023	Jan. 27, 2023 Aircraft	Jan. 13, 2023 USD ($)	Dec. 21, 2022 Aircraft	Dec. 20, 2022	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Jan. 06, 2022 USD ($)	Oct. 14, 2021 Aircraft	Mar. 31, 2024 Lease	Jan. 19, 2024 Aircraft	Dec. 31, 2023 Lease Aircraft	Nov. 17, 2023 Aircraft	Dec. 31, 2022 Aircraft	Jul. 29, 2022 Aircraft
Other Commitments [Line Items]
Number of aircraft leased																							14		8
Date of premium finance agreement														2023					2022
Term of insurance policy														12-month					12-month
Financed amount of premium | $														$ 3,636,783					$ 2,465,110
Total premium amount | $														$ 4,064,691					$ 3,103,325
Rate of interest														5.45%					2.38%
Down payment | $														$ 430,358					$ 640,665
Number of aircraft lease extended						2									2
Extended lease term			74 months			15 months									60 months
Lease agreements ending date			Feb. 28, 2031			Dec. 31, 2024	Oct. 01, 2023								May 31, 2028	Jun. 01, 2023
Number of aircraft lease converted | Lease																					1		1
Aircraft Lease Agreement One
Other Commitments [Line Items]
Number of aircraft leased																		1
Lease term											8 years							8 years
Lease term commenced											Jun. 01, 2023							Aug. 01, 2023
Number of months fixed monthly rent to be paid																		94 months
Aircraft Lease Agreement Two
Other Commitments [Line Items]
Number of aircraft leased																										1
Lease term																										72 months
Aircraft Lease Agreement Three
Other Commitments [Line Items]
Number of aircraft leased																	1
Lease term																	2 years
Lease term commenced																	Aug. 18, 2023
Number of months fixed monthly rent to be paid																	24 months
Aircraft Lease Agreement Four
Other Commitments [Line Items]
Number of aircraft leased													1
Lease term													6 years
Lease term commenced													Apr. 21, 2023
Number of months fixed monthly rent to be paid													72 months
Aircraft Lease Agreement Five
Other Commitments [Line Items]
Lease term												5 years
Lease term commenced												Jun. 01, 2023
Number of months fixed monthly rent to be paid												62 months
Aircraft Lease Agreement Six
Other Commitments [Line Items]
Number of aircraft leased										1
Lease term										4 years
Lease term commenced										Nov. 13, 2023
Number of months fixed monthly rent to be paid										48 months
Aircraft Lease Agreement Seven
Other Commitments [Line Items]
Number of aircraft leased								1
Lease term								8 years
Lease term commenced								Oct. 06, 2023
Number of months fixed monthly rent to be paid								96 months
Aircraft Lease Agreement Eight
Other Commitments [Line Items]
Number of aircraft leased																								1
Lease term																								24 months
Aircraft Lease Agreement Nine
Other Commitments [Line Items]
Number of aircraft leased					1
Lease term					7 years
Lease term commenced					Feb. 09, 2024
Number of months fixed monthly rent to be paid					86 months
Aircraft Lease Agreement Ten
Other Commitments [Line Items]
Number of aircraft leased				1
Lease term				10 years
Lease term commenced				Mar. 08, 2024
Number of months fixed monthly rent to be paid				120 months
Aircraft Lease Agreement Eleven
Other Commitments [Line Items]
Number of aircraft leased																						1
Lease term																						96 months
Aircraft Lease Agreement Twelve
Other Commitments [Line Items]
Number of aircraft leased		1
Lease term		6 years
Lease term commenced		Apr. 17, 2024
Number of months fixed monthly rent to be paid		72 months
Aircraft Lease Agreement Thirteen
Other Commitments [Line Items]
Number of aircraft leased	1
Number of months fixed monthly rent to be paid	102 months
Aircraft Lease Agreement Fourteen
Other Commitments [Line Items]
Number of aircraft leased	1
Number of months fixed monthly rent to be paid	102 months
Aircraft Lease Agreement Fifteen
Other Commitments [Line Items]
Number of aircraft leased									1
Lease expiration period									2028-02
Minimum
Other Commitments [Line Items]
Lease term																							10 months
Maximum
Other Commitments [Line Items]
Lease term																							10 years
Airbus A321 Converted Freighter
Other Commitments [Line Items]
Number of aircraft leased																				1
Lease term																				10 years
Lease term commenced																				Jan. 23, 2023
Lease expiration period																				2032-12
Number of months fixed monthly rent to be paid																				120 months